Schedules of Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2011 Allowance for doubtful accounts	Dec. 31, 2013 Allowance for doubtful accounts	Dec. 31, 2012 Allowance for doubtful accounts	May 25, 2011 Allowance for doubtful accounts Predecessor Registrant	Dec. 31, 2011 Valuation allowance on deferred tax assets	Dec. 31, 2013 Valuation allowance on deferred tax assets	Dec. 31, 2012 Valuation allowance on deferred tax assets	May 25, 2011 Valuation allowance on deferred tax assets Predecessor Registrant
Changes in valuation and qualifying accounts
Balance at beginning of period		$ 265	$ 384	$ 470	$ 135,291	$ 50,173	$ 34,497	$ 146,562
Charged to costs and expenses	384	474	(49)		(873)	37,275	15,676	10,394
Deductions from reserves and other effects		(68)	(70)	(470)	(99,921)
Balance at end of period	$ 384	$ 671	$ 265		$ 34,497	$ 87,448	$ 50,173	$ 156,956